9. RECOVERABLE TAXES (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		R$ 5,643,279	R$ 3,702,936
Additions		1,363,865	2,719,043
Compensations		(1,148,205)	(703,905)
Transfers	[1]	(236,976)	(163,613)
Restatement		105,546	88,647
Exchange variation		39,809	171
Ending balance		5,767,318	5,643,279
Recoverable ICMS and VAT [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		1,635,663	1,632,110
Additions		570,056	480,007
Compensations		(549,446)	(282,246)
Transfers	[1]	(127,370)	(192,076)
Restatement		240	240
Exchange variation		39,832	(2,372)
Ending balance		1,568,975	1,635,663
ICMS and VAT - Impairment [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		(141,193)	(140,970)
Additions		(38,033)	(79,896)
Compensations		3,022	29,755
Transfers	[1]	21,483	49,918
Restatement
Exchange variation
Ending balance		(154,721)	(141,193)
Recoverable PIS and COFINS [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		2,990,313	946,399
Additions		729,213	2,276,859
Compensations		(594,483)	(266,773)
Transfers	[1]
Restatement		43,056	33,828
Exchange variation
Ending balance		3,168,099	2,990,313
PIS and COFINS - Impairment [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		(16,922)	(17,418)
Additions			(496)
Compensations		2,694	992
Transfers	[1]
Restatement
Exchange variation
Ending balance		(14,228)	(16,922)
Recoverable IPI [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		848,865	836,676
Additions		2,319	3,123
Compensations		(7,201)	(3,310)
Transfers	[1]	(92,812)	(31,199)
Restatement		57,357	43,575
Exchange variation
Ending balance		808,528	848,865
IPI - Impairment [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		(3,818)	(13,562)
Additions		(263)
Compensations		2,097
Transfers	[1]		9,744
Restatement
Exchange variation
Ending balance		(1,984)	(3,818)
Recoverable INSS [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		255,967	307,897
Additions		88,621	11,905
Compensations		(7,663)	(74,841)
Transfers	[1]
Restatement		4,893	11,004
Exchange variation		7	2
Ending balance		341,825	255,967
INSS - Impairment [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		(102)	(102)
Additions
Compensations
Transfers	[1]
Restatement
Exchange variation
Ending balance		(102)	(102)
Recoverable Other Taxes [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		80,145	155,779
Additions		11,952	29,321
Compensations		(901)	(107,484)
Transfers	[1]	(38,277)
Restatement
Exchange variation		(30)	2,529
Ending balance		52,889	80,145
Other Taxes - Impairment [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		(5,639)	(3,873)
Additions			(1,780)
Compensations		3,676	2
Transfers	[1]
Restatement
Exchange variation			12
Ending balance		(1,963)	(5,639)
Current Recoverable Taxes [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		473,732	560,389
Additions
Transfers	[1]
Ending balance		899,120	473,732
Non-Current Recoverable Taxes [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		5,169,547	3,142,547
Additions
Transfers	[1]
Ending balance		4,868,198	5,169,547
Recoverable Income Taxes [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		430,778	522,758
Additions		58,007	92,270
Compensations		(422,496)	(202,091)
Transfers	[1]		1,027
Restatement		4,341	17,326
Exchange variation		37,098	(512)
Ending balance		107,728	430,778
Income Taxes - Impairment [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		(9,029)	(9,029)
Additions
Compensations
Transfers	[1]
Restatement
Exchange variation
Ending balance		(9,029)	(9,029)
Current Recoverable Income Taxes [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		152,486	506,483
Additions
Compensations
Ending balance		43,840	152,486
Non-Current Recoverable Income Taxes [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		269,263	7,246
Additions
Compensations
Ending balance		54,859	269,263
Income Taxes [member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Beginning balance		421,749	513,729
Additions		58,007	92,270
Compensations		(422,496)	(202,091)
Transfers	[1]		1,027
Restatement		4,341	17,326
Exchange variation		37,098	(512)
Ending balance		R$ 98,699	R$ 421,749

[1]	The transfers occur from Recoverable Taxes to Other Current Assets and Other Non-Current Assets. In the case of ICMS and VAT, transfers occur when the credits are sold to third parties and in the case of IPI, when the government acknowledges its obligation to pay the credit in cash to the Company.